CERTIFICATE
JOHNSON MUTUAL FUNDS TRUST

The undersigned, Secretary of The Johnson Mutual Funds Trust (the Trust), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the Act),hereby certifies that:

1. The form of the Prospectuses and Statements of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trusts Post-Effective Amendment No. 18, the most recent amendment; and

2.  The text of Post-Amendment No. 18 has been filed electronically.
Date: May 7, 2004

         The Johnson Mutual Funds Trust

         By: /s/ David C. Tedford, Secretary